Derivatives - Narrative (Details) £ in Millions, $ in Millions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £			£ 405.0
Derivative, fair value | $				$ (9.5)
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 470.0
Derivative, fair value | $		$ (8.5)